Selected Statements of Operations Data (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Numerator for basic net income (loss) per Ordinary Share	$ 2,901	$ 1,915	$ (923)
Effect of dilutive securities:
Options and warrants issued to grantees and investors, respectively
Numerator for dilutive net income (loss) per Ordinary Share	$ 2,901	$ 1,915	$ (923)
Denominator:
Denominator for dilutive net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	12,039,176	10,406,897	8,572,681
Effect of dilutive securities:
Options and warrants issued to grantees and investors, respectively	312,390	372,650
Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	12,351,566	10,779,547	8,572,681